FINANCIAL ASSETS RECEIVABLE	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS RECEIVABLE
FINANCIAL ASSETS RECEIVABLE

4.           FINANCIAL ASSETS RECEIVABLE

The Group’s financial assets receivable as of December 31, 2020 and 2021 are as follows:

	December 31,	December 31,
	2020	2021
	RMB	RMB
Financial assets receivable	4,601,642	4,897,854
Allowance for uncollectible receivables	(390,834)	(493,646)
Financial assets receivable, net	4,210,808	4,404,208

The movement of financial assets receivable for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Balance at beginning of year	1,250,277	2,142,627	4,601,642
Adoption of ASC 326	—	117,321	—
Addition in the current year	3,650,311	6,885,976	6,626,322
Collection in the current year	(2,721,168)	(4,478,593)	(6,189,783)
Write-off	(36,793)	(65,689)	(140,327)
Balance at end of year	2,142,627	4,601,642	4,897,854

The movement of allowance for uncollectible receivables for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Balance at beginning of year	56,656	170,803	390,834
Current year net provision	150,940	285,720	243,139
Write-off	(36,793)	(65,689)	(140,327)
Balance at end of year	170,803	390,834	493,646

The Group’s financial assets receivable generated from related parties and recorded in amounts due from related parties as of December 31, 2020 and 2021 are as follows:

	December 31,	December 31,
	2020	2021
	RMB	RMB

Financial assets receivable	3,149	—
Allowance for uncollectible receivables	(2,033)	—
Financial assets receivable, net	1,116	—

4.           FINANCIAL ASSETS RECEIVABLE - continued

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2020 and 2021 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	RMB	RMB

Balance at beginning of year	130,765	3,149
Addition in the current year	35,151	—
Collection in the current year	(124,830)	(309)
Write-off	(37,937)	(2,840)
Balance at end of year	3,149	—

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2020 and 2021 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	RMB	RMB

Balance at beginning of year	13,633	2,033
Current year net provision	26,337	807
Write-off	(37,937)	(2,840)
Balance at end of year	2,033	—

The following table summarizes the aging of the Group’s financial assets receivable.

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2020	15,673	9,572	—	4,576,397	4,601,642
December 31, 2021	15,594	12,038	—	4,870,222	4,897,854

The principal of financial assets receivable by year of origination :

	2021	2020	2019	Total

December 31, 2021	4,078,249	819,605	—	4,897,854